Share based payments - Stock-based payments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share based payments
Share-based payment expense	$ 1,708,075	$ 513,541	$ 325,908
Amount of expense understated		802,282	291,696	$ 31,799
General and administrative expense
Share based payments
Share-based payment expense	1,143,496	$ 513,541	$ 325,908
Increase in expense due to out-of-period correction	762,836
Research and development expense
Share based payments
Share-based payment expense	564,579
Increase in expense due to out-of-period correction	$ 362,941